NOTE 5 - SHARE CAPITAL: Schedule of stock option activities (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of stock option activities

	December 31, 2022		December 31, 2021		December 31, 2020
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price
Options outstanding at beginning of year	-	-	112,500	1.50	112,500	1.50
Expiration of options	-	-	(112,500)	1.50	-	-
Outstanding and exercisable at end of year	-	-	-	-	112,500	1.50